ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities, Current [Abstract]
Accrued expenses	$ 36,706	$ 30,469
Government authorities	31,982	25,530
Hedging transaction liability	7,868	32,195
Total accrued expenses and other current liabilities	$ 76,556	$ 88,194